Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Summary Prospectus

dated March 1, 2016, as supplemented

*  *  *

Transamerica Multi-Managed Balanced

Effective July 31, 2016, the table below replaces in its entirety the table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Multi-Managed Balanced:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.65%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.07%
Total annual fund operating expenses	0.72%

[1] Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.65% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.

*  *  *

Investors Should Retain this Supplement for Future Reference

July 31, 2016

Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Summary Prospectus

dated March 1, 2016, as supplemented

*  *  *

Transamerica Multi-Managed Balanced

Effective July 31, 2016, the table below replaces in its entirety the table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Multi-Managed Balanced:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	0.65%
Distribution and service (12b-1) fees	None
Other expenses[1]	0.07%
Total annual fund operating expenses	0.72%

[1] Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, “Other expenses” do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.65% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.

*  *  *

Investors Should Retain this Supplement for Future Reference

July 31, 2016

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee.
Transamerica Multi-Managed Balanced | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, "Other expenses" do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.65% and administrative services fees of 0.03%. Management fees have also been restated to reflect a reduction in management fees effective July 31, 2016.